S000105040 [Member] Investment Objectives and Goals - S000105040 [Member]	May 22, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Summary of Columbia High Dividend Premium Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Columbia High Dividend Premium Income ETF (the Fund) seeks high income,
Objective, Secondary [Text Block]	with a secondary objective of capital appreciation.